Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net income (loss)	$ (7,007)	$ (4,747)	$ (9,609)	$ (5,950)
Adjustment to reconcile net income (loss) to net cash provided by (used in) operating activities
Depreciation and amortization	2,388	2,464	3,374	1,422
Common stock issued for services	51	350	124	1,144
Income from PPP		(1,069)	(1,069)
Interest on lease payment/payroll protection program			17	13
Stock compensation expenses	194	40	257	52
Warrant fair valuation expenses				55
Non cash expenses on acquisition				102
Changes in operating assets and liabilities:
Accounts receivable	1,396	2,970	4,081	(3,276)
Other current assets	195	129	(454)	(133)
Due from related party	1,060	(134)	(259)	(371)
Accounts payable and accrued expenses	(320)	(405)	(392)	(2,477)
Other current liabilities	(783)	176	1,330	80
Payment of lease liability		(146)
Contingent consideration				2,227
Net cash provided by/ (used in) operating activities	(2,826)	(372)	(2,600)	(7,112)
Cash flows from investing activities
(Purchase)/sale of property and equipment	(7)	(26)	(40)	(79)
Increase in intangible assets		(3,279)	(3,279)	(3,050)
Investment in subsidiary				(4,500)
Net cash provided by/ (used in) investing activities	(7)	(3,305)	(3,319)	(7,629)
Cash flows from financing activities
Increase in additional paid-up capital	500	5,888		0
Employee stock options exercised		10	29
Increase/(decrease) in short term borrowing	1,067	244	203
Taxes paid			(294)
Principal payment on finance leases			(194)	(181)
Proceeds from sale of common stock			5,888	14,220
Repurchases of common stock		(91)	(142)
Increase in paycheck protection program loan				1,069
Net cash provided by/ (used in) financing activities	1,567	6,051	5,490	15,108
Net increase (decrease) in cash and cash equivalents	(1,266)	2,374	(429)	367
Cash and cash equivalents
Cash and cash equivalents at the beginning of the period	1,341	1,770	1,770	1,403
Cash and cash equivalents at the end of the period	75	4,144	1,341	1,770
Supplementary disclosure of cash flows information
Interest	663	129	212	567
Income taxes	$ 28	$ 51	$ 63	$ 24